Significant Accounting Policies - Asset Retirement Obligations, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
ARO reserves	$ 2,414	$ 2,300